SCHEDULE OF WARRANT ACTIVITY (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants, outstanding, beginning balance	11,000,000
Weighted average exercise price per share, outstanding, beginning balance	$ 0.25
Warrants issued, shares		11,000,000
Warrants issued, weighted average exercise price		$ 0.25
Outstanding and exercisable warrants, issued weighted average remaining contractual life,Issued		2 years
Warrants cancelled, shares
Warrants cancelled, weighted average exercise price
Warrants exercised, shares
Warrants exercised, weighted average exercise price
Number of warrants, outstanding, ending balance	11,000,000	11,000,000
Weighted average exercise price per share, outstanding, ending balance	$ 0.25	$ 0.25
Weighted average non remaining contractual life, warrants outstanding		1 year 11 months 19 days
Warrants outstanding, intrinsic value ending balance	$ 660,000	$ 2,519,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	1 year 5 months 19 days	2 years